     As filed with the Securities and Exchange Commission on July 10, 2000.
                                                               File No. 33-17207
                                                                       811-06285
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                ----                   [ ]
     Post-Effective Amendment No. 21                   [X]
                                 ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.    65                                    [X]
             ----------

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                          Christopher M Grinnell, Esq.
                               Hartford Life, Inc.
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
       -----
         X    on July 17, 2000 pursuant to paragraph (b) of Rule 485
       -----
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
       -----
              on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
       -----
              this post-effective amendment designates a new effective date
       -----  for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
                             -----------------------


      N-4 Item No.                               Prospectus Heading
 ------------------------------------------------------------------

1.    Cover Page                              Hartford Life Insurance Company,
                                              The Separate Account

2.    Definitions                             Definitions

3.    Synopsis or Highlights                  Highlights

4.    Condensed Financial                     Accumulation Unit Values
      Information

5.    General Description of                  General Contract Information
      Registrant

6.    Deductions                              The Contract: Charges and Fees

7.    General Description of                  The Contract
      Annuity Contracts

8.    Annuity Period                          Annuity Payouts

9.    Death Benefit                           The Contract: Death Benefit

10.   Purchases and Contract Value            The Contract

11.   Redemptions                             The Contract: Surrenders

12.   Taxes                                   Federal Tax Considerations

13.   Legal Proceedings                       Other Matters: Legal Matters &
                                              Experts

14.   Table of Contents of the                Table of Contents to
      Statement of Additional                 Statement of Additional
      Information                             Information Hartford

15.   Cover Page                              Part B; Statement of Additional
                                              Information

16.   Table of Contents                       Table of Contents

17.   General Information and History         Description of Hartford Life
                                              Insurance Company

18.   Services                                None

19.   Purchase of Securities                  Distribution of Contracts
      being Offered

20.   Underwriters                            Distribution of Contracts

21.   Calculation of Performance Data         Calculation of Yield and Return

22.   Annuity Payments                        Annuity Payouts

23.   Financial Statements                    Financial Statements

24.   Financial Statements and                Financial Statements and
      Exhibits                                Exhibits

25.   Directors and Officers of the           Directors and Officers of the
      Depositor                               Depositor

26.   Persons Controlled by or Under          Persons Controlled by or Under
      Common Control with the                 Common Control with the Depositor
      Depositor or Registrant                 or Registrant

27.   Number of Contract Owners               Number of Contract Owners

28.   Indemnification                         Indemnification

29.   Principal Underwriters                  Principal Underwriters

30.   Location of Accounts and                Location of Accounts and Records
      Records

31.   Management Services                     Management Services

32.   Undertakings                            Undertakings

                                  PARTS A AND B
The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 21, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 33-17207), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated July 17, 2000 is included in Part A of this Post-Effective Amendment.

PUTNAM CAPITAL MANAGER
SERIES I-IV VARIABLE ANNUITY
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED JULY 17, 2000 TO THE PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Sub-Account and underlying Fund will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Technology Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                 Annual Fund Operating Expenses For All Series
                           as of the Fund's Year End
                        (as a percentage of net assets)

                                                                                                           TOTAL FUND
                                                                                                            OPERATING
                                                                                            OTHER           EXPENSES
                                                                                          EXPENSES       (INCLUDING ANY
                                                                 MANAGEMENT FEES       (INCLUDING ANY    WAIVERS AND ANY
                                                             (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1)(2)                    0.41%                  0.49%             0.90%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                  0.80%                  0.33%             1.13%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                   0.68%                  0.10%             0.78%
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                          0.65%                  0.18%             0.83%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                              0.65%                  0.12%             0.77%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                        0.61%                  0.12%             0.73%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                    0.46%                  0.04%             0.50%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                             0.70%                  0.20%             0.90%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                      0.70%                  0.13%             0.83%
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                           0.65%                  0.07%             0.72%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                               0.60%                  0.07%             0.67%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                 0.80%                  0.22%             1.02%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                      0.80%                  0.18%             0.98%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                      1.08%                  0.33%             1.41%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                            0.63%                  0.08%             0.71%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                         0.41%                  0.08%             0.49%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                    0.54%                  0.05%             0.59%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                            0.70%                  0.10%             0.80%
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                            0.53%                  0.37%             0.90%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                                         0.54%                  0.31%             0.85%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                                  0.53%                  0.76%             1.29%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (1)                                       1.00%                  0.19%             1.19%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                          0.65%                  0.06%             0.71%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                0.65%                  0.10%             0.75%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                              0.53%                  0.04%             0.57%
------------------------------------------------------------------------------------------------------------------------

(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                            TOTAL ANNUAL
                                                                                 OTHER     FUND OPERATING
                                                              MANAGEMENT FEES   EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                          0.65%         0.49%         1.14%
---------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%         0.37%         1.07%
---------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                            0.65%         0.31%         0.96%
---------------------------------------------------------------------------------------------------------

(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES I

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $73        $122        N/A        N/A       $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $27        $83         N/A        N/A
---------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES I

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $75        $126        N/A        N/A       $28        $87         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $29        $88         N/A        N/A
-------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES II

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $83        $141        N/A        N/A       $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $27        $83         N/A        N/A
-----------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES II

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $84        $146        N/A        N/A       $28        $87         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $29        $88         N/A        N/A
---------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES III

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $92        $132        N/A        N/A       $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES III

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $93        $136        N/A        N/A       $28        $87         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $29        $88         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES IV

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $92        $132        N/A        N/A       $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES IV

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $93        $136        N/A        N/A       $28        $87         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $29        $88         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

EXAMPLE -- THE PUTNAM HARTFORD CAPITAL MANAGER SERIES V

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $82        $132        N/A        N/A       $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $27        $83         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

EXAMPLE -- THE PUTNAM HARTFORD CAPITAL MANAGER SERIES V

                               If you Surrender your Contract at the       If you annuitize your Contract at the
                               end of the applicable time period you       end of the applicable time period you
                               would pay the following expenses on         would pay the following expenses on
                               a $1,000 investment, assuming a 5%          a $1,000 investment, assuming a 5%
                               annual return on assets:                    annual return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam Technology                $84        $136        N/A        N/A       $28        $87         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

                               If you do not Surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam Technology                $29        $88         N/A        N/A
--------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE "GENERAL CONTRACT INFORMATION" SECTION, UNDER "THE FUNDS" IN ALPHABETICAL ORDER:

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

HV-2607

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (2)

          (3)  (b) Form of Dealer Agreement. (2)

          (4) Copy of the Individual Flexible Premium Variable Annuity Contract. (1)

          (5)  Form of Application. (1)

          (6)  (a) Articles of Incorporation of Hartford. (3)

          (6)  (b) Bylaws of Hartford. (1)

          (7)  Not applicable.

---------------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 13, to the Registration Statement File No. 33-17207, dated May 1, 1995.

     (2) Incorporated by reference to Post Effective Amendment No. 14, to the Registration Statement File No. 33-17207, dated May 1, 1996.

     (3) Incorporated by reference to Post Effective Amendment No. 15, to the Registration Statement File No. 33-17207, filed on April 17, 1997.

          (8)  Form of Participation Agreement.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------
NAME                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David A. Carlson             Vice President
--------------------------------------------------------------------------------
Peter W. Cummins             Senior Vice President
--------------------------------------------------------------------------------
Bruce W. Ferris              Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch             Vice President and Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                 Senior Vice President, Chief Financial Officer and
                             Treasurer, Director*
--------------------------------------------------------------------------------
Lynda Godkin                 Senior Vice President, General Counsel and
                             Corporate Secretary,
--------------------------------------------------------------------------------
Lois W. Grady                Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce             Senior Vice President
--------------------------------------------------------------------------------
Michael D. Keeler            Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner            Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra              President, Director*
--------------------------------------------------------------------------------
Deanne Osgood                Vice President
--------------------------------------------------------------------------------
Craig R. Raymond             Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Donald A. Salama             Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Lowndes A. Smith             Chief Executive Officer, Director*
--------------------------------------------------------------------------------
John C. Walters              Executive Vice President
--------------------------------------------------------------------------------
David M. Znamierowski        Senior Vice President and Chief Investment Officer,
                             Director*
--------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of April 29, 2000, there were 244,472 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section
          33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability"
          (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

          Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

          Name and Principal           Positions and Offices
           Business Address              With Underwriter
          ------------------           ---------------------
          David A. Carlson             Vice President
          Peter W. Cummins             Senior Vice President

          David T. Foy                 Treasurer
          Lynda Godkin                 Senior Vice President, General Counsel
                                       and Corporate Secretary
          George R. Jay                Controller
          Robert A. Kerzner            Executive Vice President
          Thomas M. Marra              Executive Vice President, Director
          Paul E. Olson                Supervising Registered Principal
          Lowndes A. Smith             President and Chief Executive Officer,
                                       Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
          06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow
             Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertaking

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of July, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT  (Registrant)

*By:  Thomas M. Marra
     -------------------------------
      Thomas M. Marra, President

HARTFORD LIFE INSURANCE COMPANY                 *By:    /s/ Marianne O'Doherty
         (Depositor)                                 ---------------------------
                                                         Marianne O'Doherty
                                                         Attorney-in-Fact
*By:  Thomas M. Marra
     -------------------------------
      Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
  Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
  Counsel and Corporate Secretary, Director*
Thomas M. Marra, President,                     *By:    /s/ Marianne O'Doherty
  Director*                                          ---------------------------
Lowndes A. Smith, Chief Executive Officer,               Marianne O'Doherty
    Director *                                           Attorney-in-Fact
Raymond P. Welnicki, Senior Vice President,
  Director*                                     Date:  July 10, 2000
Lizabeth H. Zlatkus, Executive President,
  Director*
David M. Znamierowski, Senior Vice President
  and Chief Investment Officer, Director*

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)  Copy of Power of Attorney.

(16)  Organizational Chart.